Exhibit 99.1

Deloitte & Touche LLP Suite 400 Harborside Plaza 10 Jersey City, NJ 07311 USA Tel: +1 212 937 8200 Fax: +1 212 937 8298 www.deloitte.com

August 28, 2015

Deutsche Bank Securities Inc. 60 Wall Street New York, New York 10005

Independent Accountants’ Report

on Applying Agreed-Upon Procedures

Ladies and Gentlemen:

We have performed the procedures described below, which were agreed to by Deutsche Bank Securities Inc. (the “Company”) and Deutsche Mortgage & Asset Receiving Corporation, German American Capital Corporation, Wells Fargo Securities, LLC, Wells Fargo Bank, National Association, Morgan Stanley Mortgage Capital Holdings LLC, Morgan Stanley Bank, N.A. and Morgan Stanley & Co. LLC (together with the Company, the “Specified Parties”), relating to the proposed offering of certain classes of MAD 2015-11MD Mortgage Trust Commercial Mortgage Pass-Through Certificates.

This agreed-upon procedures engagement was conducted in accordance with attestation standards established by the American Institute of Certified Public Accountants. The sufficiency of these procedures is solely the responsibility of the Specified Parties of this report. Consequently, we make no representations regarding the sufficiency of the procedures described below either for the purpose for which this report has been requested or for any other purpose.

Capitalized terms used but not defined herein are used with the meanings as described in the “The Bond Market Association’s Standard Formulas for the Analysis of Mortgage-Backed Securities and Other Related Securities.”

Procedures and Findings

On August 25, 2015, representatives of the Company provided us with a computer-generated mortgage loan data file and related record layout (the “Data File”) containing certain information relating to the mortgage loan and mortgaged property (collectively, the “Mortgage Assets”).

From August 17, 2015 through August 24, 2015, representatives of the Company provided us with certain loan and property documentation (the “Source Documents” as listed in the attached Appendix A) related to the Mortgage Assets.

At your request, we compared certain characteristics (the “Characteristics,” as indicated on Appendix A) for the Mortgage Assets as set forth on the Data File, to the corresponding information set forth on or derived from the corresponding Source Documents and found them to be in agreement.

We make no representations as to the (i) actual characteristics or existence of the underlying documents or data comprising the Mortgage Assets underlying the Data File or the conformity of their characteristics with those assumed for purposes of the procedures described herein, (ii) existence or ownership of the Mortgage Assets or (iii) reasonableness of any of the aforementioned assumptions, information or methodologies.

It should be understood that we make no representations as to questions of legal interpretation or as to the sufficiency for your purposes of the procedures enumerated in the preceding paragraphs. Also, such procedures would not necessarily reveal any material misstatement of the information referred to above. The information provided to us, including the information set forth in the Data File, is the responsibility of the Company.

We were not engaged to conduct, and did not conduct, an (i) audit conducted in accordance with generally accepted auditing standards or (ii) examination or a review conducted in accordance with attestation standards established by the American Institute of Certified Public Accountants, the objective of which would be the expression of an opinion or limited assurance on the accompanying information. Accordingly, we do not express such an opinion, limited assurance, or any other form of assurance, including reasonable assurance. Had we performed additional procedures, other matters might have come to our attention that would have been reported to you. We have no responsibility to update this report for events or circumstances occurring after the date of this report.

None of the engagement, procedures or report was intended to address, nor did they address, the (i) conformity of the origination of the assets to stated underwriting or credit extension guidelines, standards, criteria or other requirements, (ii) value of collateral securing such assets or (iii) compliance of the originators of the assets with federal, state, and local laws and regulations.

None of the engagement, procedures or report were intended to satisfy, nor did they satisfy, any criteria for due diligence published by a nationally recognized statistical rating organization.

This report is intended solely for the information and use of the Specified Parties identified above and is not intended to be and should not be used by anyone other than these Specified Parties.

Yours truly,

/s/ Deloitte & Touche LLP

Appendix A

Source Documents

For purposes of performing the agreed-upon procedures described herein and at your request, we relied upon the following source documents as provided to us by the Company, with respect to the Mortgage Assets:

Loan agreement, consolidated, amended and restated promissory note, promissory note A-1-C1, promissory note A-1-C2, promissory note A-1-C3, promissory note A-1-S1, promissory note A-1-S2, promissory note A-1-S3, promissory note A-2-C1 and promissory note A-2-C2, promissory note A-2-S1, promissory note A-2-S2, promissory note A-2-S3, promissory note A-3-C1, promissory note A-3-C2, promissory note A-3-S1, promissory note A-3-S2, promissory note A-3-S3, promissory note B-1-S, promissory note B-2-S, promissory note B-3-S and note splitter and modification agreement each dated August 18, 2015 (collectively, the “Loan Agreement”);

Consolidated, amended and restated Fee and Leasehold Mortgage, Assignment of Leases and Rents and Security Agreement, dated August 18, 2015 (the “Mortgage”);

First mezzanine loan agreement and second mezzanine loan agreement each dated August 18, 2015 (collectively, the “Mezzanine Loan Agreement”);

Guaranty of recourse obligations dated August 18, 2015 (the “Guaranty Agreement”);

Clearing account control agreement and deposit account control agreement, each dated August 18, 2015 (collectively, the “Cash Management Agreement”);

Assignment of Management Agreement and Subordination of Management Fees dated August 18, 2015 (the “Management Agreement”);

Mortgage loan closing statement dated August 18, 2015 (the “Closing Statement”);

Certificate of Insurance and CRE Insurance Risk Analysis dated August 13, 2015 (collectively, the “Insurance Certificate”);

Appraisal of real property report, as of July 1, 2015 (the “Appraisal Report”);

Property condition report, dated April 30, 2015 (the “PCR”);

Phase I environmental site assessment report, dated April 30, 2015 (the “ESA I”);

Loan policy of title insurance (the “Title Policy”);

Amended and Restated Lease Agreement, dated as of December 1, 1995, Amended and Restated Lease Agreement, dated as of June 1, 2003, Borrower Overlease Certificate, dated as of August 31, 2006 (the “IDA Leases”); and

A computer generated final underwriting model spreadsheet (the “Underwriting Model”).

	Characteristic	Source Document
1	Loan Number	None - Provided by the Company
2	Mortgage Loan Originator	Loan Agreement
3	Mortgage Loan Seller	None - Provided by the Company
4	Properties per Loan	Mortgage/Loan Agreement
5	Property Name	None - Provided by the Company
6	Address	Appraisal Report
7	City	Appraisal Report
8	County	Appraisal Report
9	State	Appraisal Report
10	Zip Code	Appraisal Report
11	Property Type	Appraisal Report
12	Property Sub-Type	Appraisal Report
13	Year Built	Appraisal Report
14	Year Renovated	Appraisal Report
15	Units/Rentable Square Ft.	Underwriting Model
16	Collateral Square Ft.	Underwriting Model
17	Primary Unit of Measure	Underwriting Model
18	Cut-off Balance per Unit	Refer to calculation procedures
19	Original First Mortgage Balance	Loan Agreement
20	Cut-off Date	None - Provided by the Company
21	Cut-off First Mortgage Balance	Refer to calculation procedures
22	Cut-off Trust Loan Amount	None - Provided by the Company
23	Cut-off Companion Loan Amount	Refer to calculation procedures
24	% of Total Cut-off Date Pool Balance	Refer to calculation procedures
25	LTV at Cut-off	Refer to calculation procedures
26	First Mortgage Maturity Balance	Refer to calculation procedures
27	LTV at Maturity	Refer to calculation procedures
28	U/W NOI Debt Yield	Refer to calculation procedures
29	U/W NCF Debt Yield	Refer to calculation procedures
30	Appraisal Value	Appraisal Report
31	Date of Valuation	Appraisal Report
32	Appraisal Value As Is/ Stabilized	Appraisal Report
33	FIRREA Eligible (Yes/No)	Appraisal Report
34	Note Date	Loan Agreement
35	First Payment Date	Loan Agreement
36	Interest Rate	Loan Agreement
37	Interest Calculation (30/360 / Actual/360)	Loan Agreement
38	Average Monthly Debt Service Payment	Refer to calculation procedures
39	Grace Period (Default)	Loan Agreement

Characteristic	Source Document
40	Grace Period (Late Fee)	Loan Agreement
41	Payment Day	Loan Agreement
42	Original Amort. Term (Months)	None – Not Applicable
43	Original Balloon Term (Months)	Refer to calculation procedures
44	Original Interest Only Period (Months)	Loan Agreement
45	Seasoning as of Cut-off Date (Months)	Refer to calculation procedures
46	Remaining Term to Amortization (Months)	None – Not Applicable
47	Remaining Term to Maturity (Months)	Refer to calculation procedures
48	Rem IO Period	Refer to calculation procedures
49	Maturity Date	Loan Agreement
50	ARD (Yes/No)	Loan Agreement
51	LockBox Type	Loan Agreement / Cash Management Agreement
52	Cash Management	Loan Agreement / Cash Management Agreement
53	Excess Cash Trap Trigger	Loan Agreement / Cash Management Agreement
54	Prepayment Provision	Loan Agreement
55	Lockout Expiration Date	Loan Agreement
56	Amortization Type	Loan Agreement
57	Lien Position	Title Policy
58	Ownership Interest	Title Policy/IDA Leases
59	Ground Lease Expiration Date	None - Not Applicable
60	Ground Lease Extension Options	None - Not Applicable
61	Existing Additional Debt (Yes/No)	Loan Agreement / Mezzanine Loan Agreement
62	Existing Additional Debt Amount	Loan Agreement / Mezzanine Loan Agreement
63	Existing Additional Debt Description	Loan Agreement / Mezzanine Loan Agreement
64	Future Additional Debt Permitted (Yes/No)	Loan Agreement
65	Future Additional Debt Type	Loan Agreement
66	Future Additional Debt Description	Loan Agreement
67	Partial Prepay Allowed (Yes/No)	Loan Agreement
68	Partial Prepayment Description	Loan Agreement
69	2011 Occupancy	Underwriting Model
70	2011 Occupancy Date	Underwriting Model
71	2012 Occupancy	Underwriting Model
72	2012 Occupancy Date	Underwriting Model
73	2013 Occupancy	Underwriting Model
74	2013 Occupancy Date	Underwriting Model
75	2014 Occupancy	Underwriting Model
76	2014 Occupancy Date	Underwriting Model
77	Most Recent Physical Occupancy	Underwriting Model
78	Most Recent Rent Roll/Census Date	Underwriting Model

Characteristic	Source Document
79	Major Tenant Name # 1	Underwriting Model
80	Major Tenant Sq. Ft. # 1	Underwriting Model
81	Major Tenant Lease Expiration Date # 1	Underwriting Model
82	Major % of Sq. Ft. # 1	Refer to calculation procedures
83	Major Tenant Name # 2	Underwriting Model
84	Major Tenant Sq. Ft. # 2	Underwriting Model
85	Major Tenant Lease Expiration Date # 2	Underwriting Model
86	Major % of Sq. Ft. # 2	Refer to calculation procedures
87	Major Tenant Name # 3	Underwriting Model
88	Major Tenant Sq. Ft. # 3	Underwriting Model
89	Major Tenant Lease Expiration Date # 3	Underwriting Model
90	Major % of Sq. Ft. # 3	Refer to calculation procedures
91	Major Tenant Name # 4	Underwriting Model
92	Major Tenant Sq. Ft. # 4	Underwriting Model
93	Major Tenant Lease Expiration Date # 4	Underwriting Model
94	Major % of Sq. Ft. # 4	Refer to calculation procedures
95	2014 Operating Stmt Date	Underwriting Model
96	2014 EGI	Underwriting Model
97	2014 Expenses	Underwriting Model
98	2014 NOI	Underwriting Model
99	2014 Total Capital Items	Underwriting Model
100	2014 NCF	Underwriting Model
101	2013 Operating Stmt Date	Underwriting Model
102	2013 EGI	Underwriting Model
103	2013 Expenses	Underwriting Model
104	2013 NOI	Underwriting Model
105	2013 Total Capital Items	Underwriting Model
106	2013 NCF	Underwriting Model
107	2012 Operating Stmt Date	Underwriting Model
108	2012 EGI	Underwriting Model
109	2012 Expenses	Underwriting Model
110	2012 NOI	Underwriting Model
111	2012 Total Capital Items	Underwriting Model
112	2012 NCF	Underwriting Model
113	2011 Operating Stmt Date	Underwriting Model
114	2011 EGI	Underwriting Model
115	2011 Expenses	Underwriting Model
116	2011 NOI	Underwriting Model
117	2011 Total Capital Items	Underwriting Model

Characteristic	Source Document
118	2011 NCF	Underwriting Model
119	UW NCF DSCR (Current)	Refer to calculation procedures
120	UW NCF DSCR (After IO Period)	Refer to calculation procedures
121	UW NOI DSCR (Current)	Refer to calculation procedures
122	UW NOI DSCR (After IO Period)	Refer to calculation procedures
123	UW EGI	Underwriting Model
124	UW Expenses	Underwriting Model
125	UW NOI	Underwriting Model
126	UW Replacement Reserves	Underwriting Model
127	UW TI/LC	Underwriting Model
128	UW NCF	Underwriting Model
129	UW Vacancy	Underwriting Model
130	Replacement Reserve taken at Closing	Closing Statement
131	Monthly Replacement Reserve	Loan Agreement
132	TI/LC taken at Closing	Closing Statement
133	Monthly TI/LC	Loan Agreement
134	Tax at Closing	Closing Statement
135	Monthly Tax Constant / Escrow	Loan Agreement
136	Insurance at Closing	Closing Statement
137	Monthly Insurance Constant / Escrow	Loan Agreement
138	Engineering Reserve taken at Closing	Closing Statement
139	Other Reserve	Loan Agreement
140	Description Other Reserve	Loan Agreement
141	Borrower	Loan Agreement
142	Related Principal	None - Not Applicable
143	Sponsor	None - Provided by the Company
144	Earthquake Insurance (Y/N)	Loan Agreement / Insurance Certificate
145	Terrorism Insurance (Y/N)	Loan Agreement / Insurance Certificate
146	Windstorm Insurance (Y/N)	Loan Agreement / Insurance Certificate
147	Environmental Insurance (Y/N)	Loan Agreement / Insurance Certificate
148	Date of Engineering Report	PCR
149	Date of Phase I Report	ESA I
150	Date of Phase II Report (if applicable)	None – Not Applicable
151	Date of Seismic Report	None – Not Applicable
152	PML (%)	None – Not Applicable
153	SPE	Loan Agreement
154	Single Tenant (Yes/No)	Underwriting Model
155	Guarantor	Guaranty Agreement / Loan Agreement
156	Property Manager	Management Agreement / Loan Agreement

Characteristic	Source Document
157	TIC	Loan Agreement
158	Loan Purpose	Closing Statement
159	Assumption Fee	Loan Agreement
160	Letter of Credit	Loan Agreement
161	Earnout/Holdback	Loan Agreement
162	Earnout/Holdback Description	Loan Agreement
163	Sub Serviced (Y/N)	None - Provided by the Company
164	Sub Servicer Name	None - Provided by the Company
165	Sub Servicer Fee Rate	None - Provided by the Company
166	Master	None - Provided by the Company
167	Primary	None - Provided by the Company
168	Cert Admin Fee Rate	None - Provided by the Company
169	CREFC Fee Rate	None - Provided by the Company
170	Admin Fee Rate	None - Provided by the Company
171	Directs Investment (Borrower or Lender)	Loan Agreement
172	RE Tax (Interest goes to Borrower)	Loan Agreement
173	Insurance (Interest goes to Borrower)	Loan Agreement
174	Replacement Reserves (Interest goes to Borrower)	Loan Agreement
175	TI/LC (Interest goes to Borrower)	Loan Agreement
176	Immediate Repairs (Interest goes to Borrower)	Loan Agreement
177	Other Escrows (Interest goes to Borrower)	Loan Agreement

Calculation Procedures

With respect to Characteristic 18, we recomputed the Cut-off Balance per Unit by dividing the (i) Cut-off First Mortgage Balance by (ii) Units/Rentable Square Ft.

With respect to Characteristic 21, we observed the Cut-off First Mortgage Balance was set to equal the Original First Mortgage Balance.

With respect to Characteristic 23, we recomputed the Cut-off Date Companion Loan Amount by subtracting the Cut-off Trust Loan Amount from the Cut-off First Mortgage Balance.

With respect to Characteristic 24, we recomputed the % of Total Cut-off Date Pool Balance by dividing the Cut-off Trust Loan Amount by the Cut-off Trust Loan Amount.

With respect to Characteristic 25, we recomputed the LTV at Cut-off by dividing the (i) Cut-off First Mortgage Balance by (ii) Appraisal Value.

With respect to Characteristic 26, we observed the First Mortgage Maturity Balance was set to equal the Original First Mortgage Balance.

With respect to Characteristic 27, we recomputed the LTV at Maturity by dividing the (i) First Mortgage Maturity Balance by (ii) Appraisal Value.

With respect to Characteristic 28, we recomputed the U/W NOI Debt Yield by dividing the (i) UW NOI by (ii) Cut-off First Mortgage Balance.

With respect to Characteristic 29, we recomputed the U/W NCF Debt Yield by dividing the (i) UW NCF by (ii) Cut-off First Mortgage Balance.

With respect to Characteristic 38, we recomputed the Average Monthly Debt Service Payment by taking the product of (a) Cut-off First Mortgage Balance, (b) Interest Rate and (c) a fraction equal to 365/360 then dividing by 12.

With respect to Characteristic 43, we recomputed the Original Balloon Term (Months) by determining the number of payment dates from and inclusive of the First Payment Date to and inclusive of the Maturity Date.

With respect to Characteristic 45, we recomputed the Seasoning as of Cut-off Date (Months) by determining the number of payment dates from and inclusive of the First Payment Date to and inclusive of the Cut-off Date.

With respect to Characteristic 47, we recomputed the Remaining Term to Maturity (Months) by subtracting the Seasoning as of Cut-off Date (Months) from the Original Balloon Term (Months).

With respect to Characteristic 48, we recomputed the Rem IO Period by subtracting the Seasoning as of Cut-off Date (Months) from the Original Interest Only Period (Months).

With respect to Characteristic 82, we recomputed the Major % of Sq. Ft. #1 by dividing the (i) Major Tenant Sq. Ft. #1 by (ii) Units/Rentable Square Ft.

With respect to Characteristic 86, we recomputed the Major % of Sq. Ft. #2 by dividing the (i) Major Tenant Sq. Ft. #2 by (ii) Units/Rentable Square Ft.

With respect to Characteristic 90, we recomputed the Major % of Sq. Ft. #3 by dividing the (i) Major Tenant Sq. Ft. #3 by (ii) Units/Rentable Square Ft.

With respect to Characteristic 94, we recomputed the Major % of Sq. Ft. #4 by dividing the (i) Major Tenant Sq. Ft. #4 by (ii) Units/Rentable Square Ft.

With respect to Characteristic 119, we recomputed the UW NCF DSCR (Current) by dividing the (i) UW NCF by (ii) annualized Average Monthly Debt Service Payment (determined by multiplying the Average Monthly Debt Service Payment by 12).

With respect to Characteristic 120, we recomputed the UW NCF DSCR (After IO Period) by dividing the (i) UW NCF by (ii) annualized Average Monthly Debt Service Payment (determined by multiplying the Average Monthly Debt Service Payment by 12).

With respect to Characteristic 121, we recomputed the UW NOI DSCR (Current) by dividing the (i) UW NOI by (ii) annualized Average Monthly Debt Service Payment (determined by multiplying the Average Monthly Debt Service Payment by 12).

With respect to Characteristic 122, we recomputed the UW NOI DSCR (After IO Period) by dividing the (i) UW NOI by (ii) annualized Average Monthly Debt Service Payment (determined by multiplying the Average Monthly Debt Service Payment by 12).